AB Short Duration Income Portfolio

Portfolio of Investments

July 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 33.4%
Spain – 0.4%
Spain Government Bond 0.80%, 07/30/2027(a)	EUR	356	$356,719

United States – 33.0%
U.S. Treasury Notes 3.50%, 01/31/2028(b)	U.S.$	865	838,509
3.50%, 01/31/2030		380	366,292
3.50%, 02/15/2033		605	582,209
3.875%, 04/30/2025(c)		4,079	3,999,871
3.875%, 01/15/2026(d)		5,428	5,324,627
3.875%, 11/30/2027		4,967	4,887,642
3.875%, 12/31/2027		816	803,123
4.00%, 02/29/2028		1,675	1,658,837
4.125%, 01/31/2025		2,310	2,274,628
4.125%, 10/31/2027		103	102,093
4.25%, 12/31/2024(c)		1,388	1,369,546
4.25%, 05/31/2025		4,096	4,043,026
4.375%, 10/31/2024		1,750	1,730,313
4.50%, 11/30/2024		2,732	2,704,451

			30,685,167

Total Governments - Treasuries (cost $31,584,604)			31,041,886

CORPORATES - INVESTMENT GRADE – 29.7%
Industrial – 20.1%
Basic – 0.8%
Arconic Corp. 6.00%, 05/15/2025(a)		15	15,210
Berry Global, Inc. 4.875%, 07/15/2026(a)		157	151,907
BHP Billiton Finance USA Ltd. 4.875%, 02/27/2026		152	151,383
Celanese US Holdings LLC 6.05%, 03/15/2025		151	150,862
DuPont de Nemours, Inc. 4.493%, 11/15/2025		154	151,202
Sherwin-Williams Co. (The) 3.45%, 06/01/2027		161	152,459

			773,023

Capital Goods – 1.9%
Boeing Co. (The) 4.875%, 05/01/2025		153	151,147
Caterpillar Financial Services Corp. 0.80%, 11/13/2025		166	151,080
0.90%, 03/02/2026		169	152,590
4.80%, 01/06/2026		110	109,791
Series D 4.35%, 05/15/2026		153	151,100
Illinois Tool Works, Inc. 2.65%, 11/15/2026		161	151,198
John Deere Capital Corp. 0.70%, 01/15/2026		168	151,865

	Principal Amount (000)		U.S. $ Value

4.15%, 09/15/2027	U.S.$	155	$151,505
4.75%, 01/20/2028		123	122,693
4.80%, 01/09/2026		152	151,533
RTX Corp. 3.125%, 05/04/2027		161	150,751
Waste Management, Inc. 3.15%, 11/15/2027		161	151,142

			1,746,395

Communications - Media – 1.3%
Comcast Corp. 3.15%, 02/15/2028		163	152,090
3.95%, 10/15/2025		155	151,373
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		46	41,523
Meta Platforms, Inc. 4.60%, 05/15/2028		153	152,497
Pinewood Finance Co., Ltd. 3.25%, 09/30/2025(a)	GBP	118	139,554
TWDC Enterprises 18 Corp. 1.85%, 07/30/2026	U.S.$	165	151,472
Series G 3.15%, 09/17/2025		157	150,660
Walt Disney Co. (The) 3.35%, 03/24/2025		155	150,396
Warnermedia Holdings, Inc. 3.638%, 03/15/2025		156	150,863

			1,240,428

Communications - Telecommunications – 0.8%
Rogers Communications, Inc. 2.95%, 03/15/2025		158	150,704
Sprint LLC 7.625%, 03/01/2026		145	150,772
T-Mobile USA, Inc. 3.50%, 04/15/2025		156	150,871
4.75%, 02/01/2028		155	151,170
Verizon Communications, Inc. 4.125%, 03/16/2027		156	151,016

			754,533

Consumer Cyclical - Automotive – 1.7%
General Motors Financial Co., Inc. 1.25%, 01/08/2026		169	152,352
2.75%, 06/20/2025		160	151,691
5.40%, 04/06/2026		123	122,199
6.05%, 10/10/2025		150	151,118
Honda Motor Co., Ltd. 2.534%, 03/10/2027		164	151,047
Hyundai Capital America 1.30%, 01/08/2026(a)		49	44,137
1.80%, 10/15/2025(a)		165	151,351
5.80%, 06/26/2025(a)		151	151,072

	Principal Amount (000)		U.S. $ Value

Mercedes-Benz Finance North America LLC 1.45%, 03/02/2026(a)	U.S.$	166	$151,390
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		6	5,220
2.75%, 03/09/2028(a)		66	56,200
Toyota Motor Credit Corp. 3.95%, 06/30/2025		154	150,728
4.45%, 05/18/2026		153	151,172

			1,589,677

Consumer Cyclical - Other – 0.4%
Las Vegas Sands Corp. 3.90%, 08/08/2029		150	134,487
Sands China Ltd. 5.625%, 08/08/2025(e)		200	196,339

			330,826

Consumer Cyclical - Restaurants – 0.7%
McDonald’s Corp. 3.50%, 03/01/2027		158	150,726
3.70%, 01/30/2026		156	150,939
Starbucks Corp. 3.80%, 08/15/2025		156	151,693
4.75%, 02/15/2026		152	150,909

			604,267

Consumer Cyclical - Retailers – 1.1%
7-Eleven, Inc. 0.95%, 02/10/2026(a)		169	151,742
Lowe’s Cos., Inc. 2.50%, 04/15/2026		162	151,802
3.10%, 05/03/2027		162	151,838
4.80%, 04/01/2026		152	150,892
TJX Cos., Inc. (The) 2.25%, 09/15/2026		163	151,234
VF Corp. 2.40%, 04/23/2025		161	151,720
Walmart, Inc. 3.90%, 04/15/2028		146	142,642

			1,051,870

Consumer Non-Cyclical – 5.1%
AbbVie, Inc. 2.95%, 11/21/2026		162	151,915
3.20%, 05/14/2026		159	151,503
Altria Group, Inc. 2.35%, 05/06/2025		160	151,142
Amgen, Inc. 2.20%, 02/21/2027		167	151,618
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 02/01/2026		156	150,956
Astrazeneca Finance LLC 1.20%, 05/28/2026		168	151,833

	Principal Amount (000)		U.S. $ Value

AstraZeneca PLC 0.70%, 04/08/2026	U.S.$	169	$151,235
BAT International Finance PLC 1.668%, 03/25/2026		168	152,171
Biogen, Inc. 4.05%, 09/15/2025		156	151,375
Cigna Group (The) 1.25%, 03/15/2026		168	151,613
4.50%, 02/25/2026		154	151,203
Conagra Brands, Inc. 4.60%, 11/01/2025		154	150,926
CVS Health Corp. 3.00%, 08/15/2026		161	151,358
5.00%, 02/20/2026		152	151,435
Gilead Sciences, Inc. 2.95%, 03/01/2027		149	139,753
3.50%, 02/01/2025		155	150,984
3.65%, 03/01/2026		157	151,353
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/2025		155	151,027
HCA, Inc. 5.25%, 06/15/2026		153	151,649
5.375%, 02/01/2025		152	151,111
5.375%, 09/01/2026		47	46,842
5.875%, 02/15/2026		151	151,435
Johnson & Johnson 2.90%, 01/15/2028		25	23,567
Kraft Heinz Foods Co. 3.00%, 06/01/2026		160	151,242
Merck & Co., Inc. 1.70%, 06/10/2027		169	151,601
Mondelez International, Inc. 2.625%, 03/17/2027		164	151,170
Pfizer Investment Enterprises Pte Ltd. 4.45%, 05/19/2026		153	151,075
Philip Morris International, Inc. 4.875%, 02/13/2026		152	150,975
5.00%, 11/17/2025		151	150,684
Reynolds American, Inc. 4.45%, 06/12/2025		155	151,815
Royalty Pharma PLC 1.20%, 09/02/2025		167	151,785
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		161	151,205
Tyson Foods, Inc. 4.00%, 03/01/2026		156	151,127

			4,750,683

Energy – 1.9%
BP Capital Markets America, Inc. 3.119%, 05/04/2026		159	151,597
Chevron Corp. 1.554%, 05/11/2025		161	151,362
1.995%, 05/11/2027		38	34,539
2.954%, 05/16/2026		159	151,834
Chevron USA, Inc. 0.687%, 08/12/2025		165	151,297

	Principal Amount (000)		U.S. $ Value

Continental Resources, Inc./OK 2.268%, 11/15/2026(a)	U.S.$	29	$25,962
Energy Transfer LP 4.05%, 03/15/2025		155	151,161
Enterprise Products Operating LLC 3.70%, 02/15/2026		156	150,685
Exxon Mobil Corp. 2.992%, 03/19/2025		156	150,584
3.043%, 03/01/2026		158	151,013
Hess Corp. 4.30%, 04/01/2027		157	151,521
Marathon Petroleum Corp. 4.70%, 05/01/2025		154	152,104
Williams Cos., Inc. (The) 3.90%, 01/15/2025		155	151,250

			1,724,909

Services – 0.9%
Amazon.com, Inc. 3.15%, 08/22/2027		161	151,934
3.30%, 04/13/2027		159	151,603
4.55%, 12/01/2027		50	49,966
Global Payments, Inc. 1.20%, 03/01/2026		170	152,063
Mastercard, Inc. 3.30%, 03/26/2027		158	151,099
PayPal Holdings, Inc. 2.65%, 10/01/2026		163	151,740

			808,405

Technology – 3.0%
Apple, Inc. 0.70%, 02/08/2026		167	150,860
2.05%, 09/11/2026		164	151,587
2.45%, 08/04/2026		161	150,913
3.35%, 02/09/2027		130	124,766
Fidelity National Information Services, Inc. 4.50%, 07/15/2025		154	151,350
Fiserv, Inc. 3.20%, 07/01/2026		160	151,254
Honeywell International, Inc. 4.25%, 01/15/2029		60	58,673
HP, Inc. 2.20%, 06/17/2025		160	150,709
Intel Corp. 3.15%, 05/11/2027		161	151,252
4.875%, 02/10/2026		151	150,478
International Business Machines Corp. 3.30%, 05/15/2026		158	150,759
4.00%, 07/27/2025		154	150,724
4.50%, 02/06/2026		153	150,910
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		140	121,982
Oracle Corp. 1.65%, 03/25/2026		166	151,415
2.50%, 04/01/2025		159	151,643
5.80%, 11/10/2025		149	150,864

	Principal Amount (000)		U.S. $ Value

QUALCOMM, Inc. 3.25%, 05/20/2027	U.S.$	160	$151,854
VMware, Inc. 4.50%, 05/15/2025		154	150,785
Western Digital Corp. 4.75%, 02/15/2026		116	110,824

			2,833,602

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		155	151,766
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		151	151,049

			302,815

Transportation - Railroads – 0.2%
Union Pacific Corp. 3.95%, 09/10/2028		156	151,033

			18,662,466

Financial Institutions – 8.8%
Banking – 7.6%
Ally Financial, Inc. 5.80%, 05/01/2025		153	150,849
American Express Co. 2.25%, 03/04/2025		159	151,090
3.95%, 08/01/2025		128	124,296
4.20%, 11/06/2025		155	151,337
4.99%, 05/01/2026		152	150,337
Banco Santander SA 1.722%, 09/14/2027		200	175,398
Bank of America Corp. 0.981%, 09/25/2025		160	151,171
2.456%, 10/22/2025		158	151,895
3.366%, 01/23/2026		157	151,524
Series L 3.95%, 04/21/2025		129	125,124
Bank of New York Mellon Corp. (The) 4.947%, 04/26/2027		153	151,240
Barclays PLC 4.375%, 09/11/2024		200	195,550
Capital One Financial Corp. 4.20%, 10/29/2025		158	152,118
Citigroup, Inc. 3.106%, 04/08/2026		158	151,283
3.40%, 05/01/2026		132	125,577
3.70%, 01/12/2026		158	151,887
4.40%, 06/10/2025		155	151,091
Fifth Third Bancorp 2.375%, 01/28/2025		160	151,802
Goldman Sachs Group, Inc. (The) 3.272%, 09/29/2025		156	151,322
3.50%, 01/23/2025		156	151,123
3.50%, 04/01/2025		157	151,387
3.75%, 05/22/2025		129	124,900

	Principal Amount (000)		U.S. $ Value

JPMorgan Chase & Co. 0.768%, 08/09/2025	U.S.$	160	$151,446
2.083%, 04/22/2026		161	151,577
4.08%, 04/26/2026		155	151,492
5.546%, 12/15/2025		125	124,701
Lloyds Banking Group PLC 5.985%, 08/07/2027		250	250,000
Macquarie Group Ltd. 5.108%, 08/09/2026(a)		154	151,909
Morgan Stanley 2.188%, 04/28/2026		161	151,535
2.72%, 07/22/2025		156	151,047
4.679%, 07/17/2026		154	151,099
Series G 4.00%, 07/23/2025		126	122,768
PNC Financial Services Group, Inc. (The) 4.758%, 01/26/2027		155	152,334
5.812%, 06/12/2026		152	152,195
Royal Bank of Canada Series G 4.65%, 01/27/2026		155	151,967
Santander UK Group Holdings PLC 6.833%, 11/21/2026		359	364,220
State Street Corp. 5.104%, 05/18/2026		152	150,830
Toronto-Dominion Bank (The) 0.75%, 01/06/2026		169	151,415
5.103%, 01/09/2026		152	151,521
Truist Financial Corp. 4.26%, 07/28/2026		157	152,053
5.90%, 10/28/2026		152	152,000
6.047%, 06/08/2027		125	125,166
Wells Fargo & Co. 2.188%, 04/30/2026		161	151,504
2.406%, 10/30/2025		158	151,329
3.908%, 04/25/2026		156	150,981
4.54%, 08/15/2026		125	122,274

			7,129,664

Finance – 0.1%
Aircastle Ltd. 4.40%, 09/25/2023		16	15,945
Synchrony Financial 3.95%, 12/01/2027		57	50,877

			66,822

Insurance – 0.5%
Chubb INA Holdings, Inc. 3.35%, 05/03/2026		157	150,857
UnitedHealth Group, Inc. 2.95%, 10/15/2027		163	151,539
3.75%, 07/15/2025		155	151,082

			453,478

REITs – 0.6%
Boston Properties LP 3.20%, 01/15/2025		159	152,023
3.65%, 02/01/2026		162	152,141

	Principal Amount (000)			U.S. $ Value

GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026	U.S.$	143		$140,560
Simon Property Group LP 3.50%, 09/01/2025		157		151,310

				596,034

				8,245,998

Utility – 0.8%
Electric – 0.8%
American Electric Power Co., Inc. 5.699%, 08/15/2025		142		141,899
DTE Energy Co. Series F 1.05%, 06/01/2025		164		151,103
NextEra Energy Capital Holdings, Inc. 6.051%, 03/01/2025		150		151,189
Southern California Edison Co. Series E 3.70%, 08/01/2025		156		151,080
WEC Energy Group, Inc. 4.75%, 01/09/2026		153		150,901

				746,172

Total Corporates - Investment Grade (cost $27,713,761)				27,654,636

COLLATERALIZED MORTGAGE OBLIGATIONS – 8.8%
Risk Share Floating Rate – 8.7%
Bellemeade Re Ltd. Series 2019-1A, Class M2 8.113% (LIBOR 1 Month + 2.70%), 03/25/2029(a) (f)		123		123,575
Series 2019-4A, Class M2 8.263% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (f)		150		151,408
Series 2022-1, Class M1B 7.219% (SOFR + 2.15%), 01/26/2032(a) (f)		193		191,324
Series 2022-2, Class M1A 9.069% (SOFR + 4.00%), 09/27/2032(a) (f)		200		204,372
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 7.484% (SOFR + 2.41%), 08/25/2031(a) (f)		0	**	71
Series 2019-R03, Class 1M2 7.334% (SOFR + 2.26%), 09/25/2031(a) (f)		0	**	446
Series 2022-R04, Class 1M1 7.069% (SOFR + 2.00%), 03/25/2042(a) (f)		283		285,286

	Principal Amount (000)		U.S. $ Value

Series 2022-R08, Class 1M1 7.619% (SOFR + 2.55%), 07/25/2042(a) (f)	U.S.$	530	$541,864
Series 2023-R01, Class 1M1 7.469% (SOFR + 2.40%), 12/25/2042(a) (f)		336	342,688
Series 2023-R02, Class 1M1 7.369% (SOFR + 2.30%), 01/25/2043(a) (f)		355	359,929
Series 2023-R03, Class 2M1 7.569% (SOFR + 2.50%), 04/25/2043(a) (f)		520	527,402
Series 2023-R04, Class 1M1 7.369% (SOFR + 2.30%), 05/25/2043(a) (f)		544	551,952
Series 2023-R05, Class 1M1 6.969% (SOFR + 1.90%), 06/25/2043(a) (f)		225	226,638
Series 2023-R06, Class 1M1 6.769% (SOFR + 1.70%), 07/25/2043(a) (f)		300	300,752
Eagle Re Ltd. Series 2021-2, Class M1B 7.119% (SOFR + 2.05%), 04/25/2034(a) (f)		150	150,619
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA1, Class M3 9.884% (SOFR + 4.81%), 03/25/2028(f)		68	70,519
Series 2019-DNA4, Class M2 7.134% (SOFR + 2.06%), 10/25/2049(a) (f)		1	1,033
Series 2020-DNA1, Class M2 6.884% (SOFR + 1.81%), 01/25/2050(a) (f)		20	20,328
Series 2021-DNA1, Class M2 6.869% (SOFR + 1.80%), 01/25/2051(a) (f)		184	184,285
Series 2021-DNA5, Class M2 6.719% (SOFR + 1.65%), 01/25/2034(a) (f)		54	54,539
Series 2021-DNA6, Class M2 6.569% (SOFR + 1.50%), 10/25/2041(a) (f)		150	147,469
Series 2021-DNA7, Class M1 5.919% (SOFR + 0.85%), 11/25/2041(a) (f)		185	183,006
Series 2021-DNA7, Class M2 6.869% (SOFR + 1.80%), 11/25/2041(a) (f)		225	220,779

	Principal Amount (000)		U.S. $ Value

Series 2021-HQA4, Class M1 6.019% (SOFR + 0.95%), 12/25/2041(a) (f)	U.S.$	212	$207,552
Series 2022-DNA2, Class M1B 7.469% (SOFR + 2.40%), 02/25/2042(a) (f)		144	144,360
Series 2022-DNA7, Class M1A 7.569% (SOFR + 2.50%), 03/25/2052(a) (f)		529	537,260
Series 2022-HQA1, Class M1B 8.569% (SOFR + 3.50%), 03/25/2042(a) (f)		20	20,493
Series 2022-HQA2, Class M1B 9.069% (SOFR + 4.00%), 07/25/2042(a) (f)		184	192,970
Series 2022-HQA3, Class M1A 7.369% (SOFR + 2.30%), 08/25/2042(a) (f)		127	128,694
Series 2023-DNA1, Class M1A 7.169% (SOFR + 2.10%), 03/25/2043(a) (f)		546	551,826
Series 2023-DNA2, Class M1A 7.169% (SOFR + 2.10%), 04/25/2043(a) (f)		113	114,533
Series 2023-HQA1, Class M1A 7.069% (SOFR + 2.00%), 05/25/2043(a) (f)		199	200,006
Series 2023-HQA2, Class M1A 7.069% (SOFR + 2.00%), 06/25/2043(a) (f)		142	143,092
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 2M2 10.734% (SOFR + 5.66%), 04/25/2028(f)		2	2,186
Series 2016-C01, Class 2M2 12.134% (SOFR + 7.06%), 08/25/2028(f)		7	7,626
Series 2016-C04, Class 1B 15.434% (SOFR + 10.36%), 01/25/2029(f)		118	129,805
Series 2017-C06, Class 2M2 7.984% (SOFR + 2.91%), 02/25/2030(f)		356	366,662
Series 2021-R02, Class 2M2 7.069% (SOFR + 2.00%), 11/25/2041(a) (f)		230	225,890
Home Re Ltd. Series 2020-1, Class M2 10.663% (LIBOR 1 Month + 5.25%), 10/25/2030(a) (f)		107	108,592
Series 2021-1, Class M1B 6.963% (LIBOR 1 Month + 1.55%), 07/25/2033(a) (f)		40	40,315

	Principal Amount (000)		U.S. $ Value

PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.18% (SOFR + 3.86%), 05/30/2025(a) (f)	U.S.$	27	$26,628
Series 2019-3R, Class A 8.884% (SOFR + 3.81%), 11/27/2031(a) (f)		13	13,276
Triangle Re Ltd. Series 2021-3, Class M1A 6.969% (SOFR + 1.90%), 02/25/2034(a) (f)		65	65,553

			8,067,603

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 4913, Class IO 6.00%, 04/15/2041(g)		67	13,316
Federal National Mortgage Association REMICs Series 2012-120, Class CI 3.50%, 12/25/2031(g)		91	2,368
Series 2016-26, Class IO 5.00%, 05/25/2046(g)		150	22,365
Series 2016-31, Class IO 5.00%, 06/25/2046(g)		200	31,096
Series 2016-64, Class BI 5.00%, 09/25/2046(g)		24	3,414

			72,559

Agency Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICs Series 4372, Class JS 0.918% (5.99% - SOFR), 08/15/2044(f) (h)		85	7,402
Federal National Mortgage Association REMICs Series 2012-17, Class ES 1.367% (6.44% - SOFR), 03/25/2041(f) (h)		58	1,855
Series 2012-17, Class SE 0.767% (5.84% - SOFR), 03/25/2042(f) (h)		61	6,826
Series 2019-25, Class SA 0.867% (5.94% - SOFR), 06/25/2049(f) (h)		41	4,023
Series 2019-42, Class SQ 0.867% (5.94% - SOFR), 08/25/2049(f) (h)		36	3,930

			24,036

Total Collateralized Mortgage Obligations (cost $8,117,968)			8,164,198

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 6.6%
Industrial – 6.1%
Basic – 0.1%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)	U.S.$	38	$38,760
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		10	7,434
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)		27	26,923

			73,117

Capital Goods – 1.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)		200	187,388
Ball Corp. 6.00%, 06/15/2029		97	97,000
Chart Industries, Inc. 7.50%, 01/01/2030(a)		25	25,649
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		92	88,529
Emerald Debt Merger Sub LLC 6.625%, 12/15/2030(a)		69	68,673
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		61	60,625
LSB Industries, Inc. 6.25%, 10/15/2028(a) (e)		110	101,119
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	100	109,326
Trinity Industries, Inc. 7.75%, 07/15/2028(a)	U.S.$	174	177,478

			915,787

Communications - Media – 0.6%
AMC Networks, Inc. 4.75%, 08/01/2025		85	75,227
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)		26	21,995
5.125%, 05/01/2027(a)		59	55,351
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		60	55,115
DISH DBS Corp. 5.25%, 12/01/2026(a)		87	71,326
5.75%, 12/01/2028(a)		32	24,690
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		56	49,169
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		85	69,050
Sirius XM Radio, Inc. 3.875%, 09/01/2031(a)		12	9,395
4.00%, 07/15/2028(a)		62	53,957
5.00%, 08/01/2027(a)		70	65,037

			550,312

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 0.7%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	36	$31,976
5.75%, 03/01/2027(a)		62	57,335
10.50%, 02/01/2026(a)		153	161,219
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)		29	28,679
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		28	27,071
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		42	39,939
5.50%, 08/31/2026(a)		31	29,768
7.25%, 01/15/2030(a)		20	20,248
11.50%, 06/01/2025(a)		24	25,437
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		20	20,364
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		12	11,214
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		14	13,017
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		226	210,058

			676,325

Consumer Cyclical - Other – 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		86	79,380
Caesars Entertainment, Inc. 7.00%, 02/15/2030(a)		40	40,400
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		59	54,512
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		9	7,679
5.00%, 06/01/2029(a)		45	40,252
MGM Resorts International 4.75%, 10/15/2028		7	6,460
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		11	10,023
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		15	14,782
Travel + Leisure Co. 6.625%, 07/31/2026(a)		20	19,908

	Principal Amount (000)		U.S. $ Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)	U.S.$	33	$31,316

			304,712

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		17	15,558
4.375%, 01/15/2028(a)		35	32,321

			47,879

Consumer Cyclical - Retailers – 0.3%
Bath & Body Works, Inc. 7.50%, 06/15/2029		64	64,828
9.375%, 07/01/2025(a)		6	6,331
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(a)		31	31,075
eG Global Finance PLC 4.375%, 02/07/2025(a)	EUR	133	140,917
Staples, Inc. 7.50%, 04/15/2026(a)	U.S.$	15	12,361
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		81	63,607

			319,119

Consumer Non-Cyclical – 0.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 6.625%, 07/15/2030(a)		76	76,663
Elanco Animal Health, Inc. 6.65%, 08/28/2028(e)		82	81,025
Embecta Corp. 5.00%, 02/15/2030(a)		48	39,607
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		114	98,353
Medline Borrower LP 3.875%, 04/01/2029(a)		26	22,782
Newell Brands, Inc. 4.70%, 04/01/2026(e)		26	24,770
4.875%, 06/01/2025		7	6,772
6.375%, 09/15/2027		15	14,740
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		81	70,805

			435,517

Energy – 0.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		8	8,057
CITGO Petroleum Corp. 7.00%, 06/15/2025(a)		33	32,605

	Principal Amount (000)		U.S. $ Value

Civitas Resources, Inc. 5.00%, 10/15/2026(a)	U.S.$	30	$28,304
8.375%, 07/01/2028(a)		179	184,143
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		28	27,575
9.25%, 02/15/2028(a)		88	89,522
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		15	14,532
8.00%, 01/15/2027		21	20,655
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		107	109,348
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		12	11,546
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		11	10,751
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		75	71,371
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		44	43,589
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026(a) (e)		40	39,376
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		131	133,177

			824,551

Other Industrial – 0.1%
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)		78	79,055

Services – 0.7%
ADT Security Corp. (The) 4.875%, 07/15/2032(a)		7	6,052
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		57	54,499
ANGI Group LLC 3.875%, 08/15/2028(a)		127	106,793
APX Group, Inc. 6.75%, 02/15/2027(a)		53	51,890
Garda World Security Corp. 7.75%, 02/15/2028(a)		103	102,400
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(a)		78	59,728
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		108	99,347
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		23	20,292
6.25%, 01/15/2028(a)		82	77,316

	Principal Amount (000)		U.S. $ Value

ZipRecruiter, Inc. 5.00%, 01/15/2030(a)	U.S.$	63	$53,798

			632,115

Technology – 0.3%
Gen Digital, Inc. 6.75%, 09/30/2027(a)		42	42,143
NCR Corp. 5.00%, 10/01/2028(a)		105	95,155
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		56	52,930
Seagate HDD Cayman 8.25%, 12/15/2029(a)		97	101,597
Virtusa Corp. 7.125%, 12/15/2028(a)		10	8,400

			300,225

Transportation - Airlines – 0.1%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		94	88,712

Transportation - Services – 0.5%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.125%, 10/15/2026(a)		200	188,972
Avis Budget Finance PLC 4.125%, 11/15/2024(a)	EUR	131	143,810
Loxam SAS 4.50%, 02/15/2027(a)		100	105,277

			438,059

			5,685,485

Financial Institutions – 0.5%
Banking – 0.1%
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(a)	U.S.$	127	122,880

Brokerage – 0.1%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)		52	53,291

Finance – 0.3%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		62	57,200
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		53	20,297
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		51	51,462
8.00%, 06/15/2028(a)		77	78,433

	Principal Amount (000)		U.S. $ Value

SLM Corp. 3.125%, 11/02/2026	U.S.$	23	$20,230

			227,622

			403,793

Utility – 0.0%
Other Utility – 0.0%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		25	24,516

Total Corporates - Non-Investment Grade (cost $6,229,689)			6,113,794

COLLATERALIZED LOAN OBLIGATIONS – 5.3%
CLO - Floating Rate – 5.3%
AGL CLO 16 Ltd. Series 2021-16A, Class A 6.718% (SOFR + 1.39%), 01/20/2035(a) (f)		500	496,869
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 8.67% (SOFR + 3.36%), 04/15/2034(a) (f)		250	244,616
Dryden 78 CLO Ltd. Series 2020-78A, Class A 6.75% (SOFR + 1.44%), 04/17/2033(a) (f)		550	548,269
Dryden 98 CLO Ltd. Series 2022-98A, Class D 8.426% (SOFR + 3.10%), 04/20/2035(a) (f)		250	230,128
Galaxy 30 CLO Ltd. Series 2022-30A, Class D 8.658% (SOFR + 3.35%), 04/15/2035(a) (f)		250	229,529
Neuberger Berman Loan Advisers CLO 42 Ltd Series 2021-42A, Class A 6.67% (SOFR + 1.36%), 07/16/2035(a) (f)		500	497,188
New Mountain CLO 3 Ltd. Series CLO-3A, Class D 8.938% (SOFR + 3.61%), 10/20/2034(a) (f)		250	238,624
Palmer Square CLO Ltd. Series 2021-3A, Class D 8.52% (SOFR + 3.21%), 01/15/2035(a) (f)		250	241,147
PPM CLO 5 Ltd. Series 2021-5A, Class A 6.772% (SOFR + 1.46%), 10/18/2034(a) (f)		500	491,167

	Principal Amount (000)			U.S. $ Value

Series 2021-5A, Class D 8.622% (SOFR + 3.31%), 10/18/2034(a) (f)	U.S.$	250		$223,724
Rad CLO 14 Ltd. Series 2021-14A, Class A 6.74% (SOFR + 1.43%), 01/15/2035(a) (f)		550		545,849
Regatta XX Funding Ltd. Series 2021-2A, Class D 8.67% (SOFR + 3.36%), 10/15/2034(a) (f)		250		243,748
Regatta XXIV Funding Ltd. Series 2021-5A, Class D 8.688% (SOFR + 3.36%), 01/20/2035(a) (f)		250		242,535
Rockford Tower CLO Ltd. Series 2021-2A, Class D 8.838% (SOFR + 3.51%), 07/20/2034(a) (f)		250		238,821
Sixth Street CLO XVII Ltd. Series 2021-17A, Class D 8.738% (SOFR + 3.41%), 01/20/2034(a) (f)		250		245,986

Total Collateralized Loan Obligations (cost $5,051,922)				4,958,200

ASSET-BACKED SECURITIES – 4.1%
Other ABS - Fixed Rate – 2.5%
Affirm Asset Securitization Trust Series 2023-A, Class A 6.61%, 01/18/2028(a)		383		380,481
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		151		149,089
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-43, Class PT (128.66)%, 11/15/2044(i) (j)		0	**	3
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		210		207,064
Lendmark Funding Trust Series 2023-1A, Class A 5.59%, 05/20/2033(a)		210		206,833
Pagaya AI Debt Trust Series 2023-1, Class A 7.556%, 07/15/2030(a)		94		93,868
Series 2023-3, Class A 7.60%, 12/16/2030(a)		95		94,995
Series 2023-5, Class A 7.179%, 04/15/2031(a)		220		220,143
Reach ABS Trust Series 2023-1A, Class A 7.05%, 02/18/2031(a)		270		270,114

	Principal Amount (000)		U.S. $ Value

Theorem Funding Trust Series 2022-1A, Class A 1.85%, 02/15/2028(a)	U.S.$	45	$44,240
Series 2022-3A, Class A 7.60%, 04/15/2029(a)		183	184,368
Series 2023-1A, Class A 7.58%, 04/15/2029(a)		168	168,480
Upstart Securitization Trust Series 2023-2, Class A 6.77%, 06/20/2033(a)		250	249,690

			2,269,368

Autos - Fixed Rate – 1.4%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(a)		88	88,043
Exeter Automobile Receivables Trust Series 2019-1A, Class E 5.20%, 01/15/2026(a)		40	39,950
FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		210	208,062
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(a)		176	174,575
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		190	188,547
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		210	208,608
Lobel Automobile Receivables Trust Series 2023-1, Class A 6.97%, 07/15/2026(a)		168	166,734
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)		144	143,121
United Auto Credit Securitization Trust Series 2023-1, Class A 5.57%, 07/10/2025(a)		90	89,686

			1,307,326

Credit Cards - Fixed Rate – 0.2%
Mission Lane Credit Card Master Trust Series 2023-A, Class A 7.23%, 07/17/2028(a)		200	198,712

Total Asset-Backed Securities (cost $3,795,417)			3,775,406

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN AGENCIES – 3.9%
Canada – 3.9%
Canada Housing Trust No. 1 1.95%, 12/15/2025(a) (cost $4,021,647)	CAD	5,065	$3,601,865

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.1%
Non-Agency Fixed Rate CMBS – 1.8%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)	U.S.$	100	81,462
BANK Series 2020-BN28, Class XA 1.761%, 03/15/2063(g)		2,033	189,448
Series 2020-BN29, Class XA 1.333%, 11/15/2053(g)		978	68,486
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.31%, 05/15/2052(g)		958	54,563
BBCMS Mortgage Trust Series 2017-C1, Class XA 1.456%, 02/15/2050(g)		1,297	52,724
CD Mortgage Trust Series 2016-CD1, Class XA 1.364%, 08/10/2049(g)		1,490	43,508
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.604%, 05/10/2058(g)		81	2,610
Series 2017-C8, Class XA 1.478%, 06/15/2050(g)		273	11,416
Citigroup Commercial Mortgage Trust Series 2017-P7, Class XA 1.099%, 04/14/2050(g)		806	25,057
Commercial Mortgage Trust Series 2014-CR16, Class D 4.916%, 04/10/2047(a)		100	77,018
Series 2016-DC2, Class XA 0.922%, 02/10/2049(g)		2,381	42,270
GS Mortgage Securities Trust Series 2013-GC13, Class D 3.946%, 07/10/2046(a)		100	39,687
Series 2016-GS3, Class XA 1.194%, 10/10/2049(g)		1,275	36,286
Series 2017-GS5, Class XA 0.827%, 03/10/2050(g)		1,410	34,424
Series 2017-GS7, Class XA 1.08%, 08/10/2050(g)		3,266	107,479
Series 2019-GC39, Class XA 1.106%, 05/10/2052(g)		4,514	190,992
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.355%, 08/15/2046(a)		75	32,285

	Principal Amount (000)		U.S. $ Value

JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class G 3.784%, 12/15/2047(a)	U.S.$	100	$59,129
Series 2013-LC11, Class B 3.499%, 04/15/2046		110	96,250
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.523%, 06/15/2050(g)		1,037	45,422
Series 2017-C2, Class XA 1.071%, 08/15/2050(g)		2,008	67,006
Series 2018-C14, Class XA 0.883%, 12/15/2051(g)		808	29,366
Series 2018-C15, Class XA 0.897%, 12/15/2051(g)		592	21,581
Series 2019-C18, Class XA 1.013%, 12/15/2052(g)		1,253	52,741
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class D 3.971%, 04/10/2046(a)		81	72,906
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.601%, 10/15/2049(g)		771	29,391
Series 2018-C48, Class XA 0.937%, 01/15/2052(g)		761	29,340
Series 2019-C52, Class XA 1.602%, 08/15/2052(g)		928	60,428
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 4.847%, 06/15/2044(a)		60	49,200
Series 2011-C4, Class E 4.847%, 06/15/2044(a)		25	17,213

			1,719,688

Non-Agency Floating Rate CMBS – 0.3%
BFLD Series 2019-DPLO, Class E 7.577% (SOFR + 2.35%), 10/15/2034(a) (f)		10	9,786
Great Wolf Trust Series 2019-WOLF, Class D 7.27% (SOFR + 2.05%), 12/15/2036(a) (f)		45	44,264
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 9.814% (SOFR + 4.59%), 05/15/2036(a) (f)		133	121,556

	Principal Amount (000)		U.S. $ Value

Starwood Retail Property Trust Series 2014-STAR, Class A 8.25% (PRIME + 0.00%), 11/15/2027(a) (f)	U.S.$	89	$63,672

			239,278

Total Commercial Mortgage-Backed Securities (cost $2,196,839)			1,958,966

BANK LOANS – 1.1%
Industrial – 1.0%
Capital Goods – 0.1%
ACProducts Holdings, Inc. 9.754% (SOFR 3 Month + 4.25%), 05/17/2028(k)		100	85,766
Chariot Buyer LLC 8.669% (SOFR 1 Month + 3.25%), 11/03/2028(k)		10	9,695

			95,461

Communications - Media – 0.0%
Coral-US Co-Borrower LLC 8.336% (SOFR 1 Month + 3.00%), 10/15/2029(k)		30	29,200
Univision Communications, Inc. 8.183% (LIBOR 1 Month + 2.75%), 03/15/2024(k)		1	735

			29,935

Communications - Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc. 10.433% (SOFR 1 Month + 5.00%), 04/27/2027(k)		40	40,094
DIRECTV Financing, LLC 10.433% (SOFR 1 Month + 5.00%), 08/02/2027(k)		25	25,089
Zacapa SARL 9.242% (SOFR 3 Month + 4.00%), 03/22/2029(k)		43	42,480

			107,663

Consumer Cyclical - Automotive – 0.1%
Garrett Motion SARL 9.869% (SOFR 3 Month + 4.50%), 04/30/2028(k) (l)		17	17,057
10.131% (SOFR 3 Month + 4.50%), 04/30/2028(k) (l)		26	25,586

			42,643

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 0.2%
Seaworld Parks & Entertainment, Inc. 8.433% (SOFR 1 Month + 3.00%), 08/25/2028(k)	U.S.$	140	$140,322

Consumer Non-Cyclical – 0.0%
Kronos Acquisition Holdings, Inc. 9.254% (SOFR 3 Month + 3.75%), 12/22/2026(k)		39	38,180

Energy – 0.2%
GIP II Blue Holding LP 9.717% (SOFR 1 Month + 4.50%), 09/29/2028(k)		71	70,861
Parkway Generation, LLC 10.280% (SOFR 3 Month + 4.75%), 02/18/2029(k)		118	116,410

			187,271

Other Industrial – 0.1%
American Tire Distributors, Inc. 11.813% (SOFR 3 Month + 6.25%), 10/20/2028(k)		60	52,563
Rockwood Service Corporation 9.433% (SOFR 1 Month + 4.00%), 01/23/2027(k)		3	2,983

			55,546

Technology – 0.2%
Amentum Government Services Holdings LLC 9.433% (SOFR 1 Month + 4.00%), 01/29/2027(k) (l)		3	2,830
Ascend Learning, LLC 11.169% (SOFR 1 Month + 5.75%), 12/10/2029(k)		30	25,531
Banff Guarantor, Inc. 10.933% (SOFR 1 Month + 5.50%), 02/27/2026(k)		10	9,808
Boxer Parent Company, Inc. 9.183% (SOFR 1 Month + 3.75%), 10/02/2025(k)		27	26,580
Endurance International Group Holdings, Inc. 8.792% (LIBOR 3 Month + 3.50%), 02/10/2028(k) (l)		87	83,031
FINThrive Software Intermediate Holdings, Inc. 12.569% (SOFR 1 Month + 6.75%), 12/17/2029(k)		20	11,600
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(i) (k) (m)		72	7,237

	Principal Amount (000)			U.S. $ Value

Peraton Corp. 9.169% (SOFR 1 Month + 3.75%), 02/01/2028(k)	U.S.$	19		$19,013
Presidio Holdings, Inc. 8.919% (SOFR 1 Month + 3.50%), 01/22/2027(k) (l)		0	**	321
8.969% (SOFR 3 Month + 3.50%), 01/22/2027(k) (l)		9		8,842

				194,793

				891,814

Financial Institutions – 0.1%
Finance – 0.0%
Orbit Private Holdings I Ltd. 10.087% (SOFR 6 Month + 4.50%), 12/11/2028(k) (l)		30		29,550

Insurance – 0.1%
Asurion, LLC 9.467% (SOFR 1 Month + 4.25%), 08/19/2028(k)		70		66,857
Cross Financial Corp. 9.433% (SOFR 1 Month + 4.00%), 09/15/2027(k)		49		48,776

				115,633

				145,183

Utility – 0.0%
Electric – 0.0%
Granite Generation, LLC 9.183% (SOFR 1 Month + 3.75%), 11/09/2026(k)		23		23,087

Total Bank Loans (cost $1,159,953)				1,060,084

EMERGING MARKETS - CORPORATE BONDS – 0.0%
Industrial – 0.0%
Basic – 0.0%
Eldorado Gold Corp. 6.25%, 09/01/2029(a) (cost $28,000)		28		25,165

	Shares

COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Athabasca Oil Corp.(i) (cost $0)		7,951		20,501

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 4.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(n) (o) (p) (cost $4,372,588)	4,372,588	$4,372,588

Total Investments – 99.7% (cost $94,272,388)(q)		92,747,289
Other assets less liabilities – 0.3%		235,448

Net Assets – 100.0%		$92,982,737

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	6	September 2023	$746,625	$(15,009)
U.S. T-Note 5 Yr (CBT) Futures	206	September 2023	22,004,984	(97,273)
Sold Contracts
10 Yr Canadian Bond Futures	8	September 2023	728,624	21,343
Euro-BOBL Futures	5	September 2023	637,106	7,911
Euro-Schatz Futures	2	September 2023	231,005	1,515
U.S. 10 Yr Ultra Futures	6	September 2023	701,906	12,460
U.S. T-Note 10 Yr (CBT) Futures	16	September 2023	1,782,500	44,602
U.S. T-Note 2 Yr (CBT) Futures	20	September 2023	4,060,625	131

				$(24,320)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	EUR	940	USD	1,037	10/12/2023	$(525)
State Street Bank & Trust Co.	NZD	78	USD	48	08/24/2023	(466)
State Street Bank & Trust Co.	GBP	109	USD	140	09/14/2023	534
UBS AG	CAD	4,872	USD	3,641	08/24/2023	(54,675)

						$(55,132)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 39, 5 Year Index, 06/20/2028*	(1.00)%	Quarterly	0.72%	USD	4,078	$(54,889)	$(40,739)	$(14,150)
Sale Contracts
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	5.00	Quarterly	4.09	USD	4,179	171,272	22,330	148,942
CDX-NAIG Series 40, 5 Year Index, 06/20/2028*	1.00	Quarterly	0.63	USD	4,078	70,218	54,924	15,294
iTraxxx Xover Series 39, 5 Year Index, 06/20/2028*	5.00	Quarterly	3.81	EUR	638	37,146	(3,330)	40,476

						$223,747	$33,185	$190,562

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	44	$(9,219)	$(2,559)	$(6,660)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	30	(6,184)	(1,729)	(4,455)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	20	(4,201)	(1,608)	(2,593)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	13	(2,800)	(1,077)	(1,723)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	10	(2,101)	(2,336)	235
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	11	(2,217)	(2,441)	224
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	15	(3,035)	(3,341)	306
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6	(1,167)	(1,402)	235
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	281	(58,346)	(97,214)	38,868

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00%	Monthly	7.50%	USD	126	$(18,027)	$(3,744)	$(14,283)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	13	(2,801)	(1,072)	(1,729)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	225	(46,677)	(26,180)	(20,497)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	88	(18,204)	(17,789)	(415)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7	(1,400)	(536)	(864)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	140	(20,030)	(13,390)	(6,640)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2	(350)	(96)	(254)

						$(196,759)	$(176,514)	$(20,245)

*	Termination date

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2023, the aggregate market value of these securities amounted to $28,093,859 or 30.2% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2023.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2023.
(g)	IO - Interest Only.
(h)	Inverse interest only security.
(i)	Non-income producing security.

(j)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of July 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-43, Class PT (128.66)%, 11/15/2044	10/09/2019	$4	$3	0.00%

(k)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the SOFR/PRIME or the LIBOR/SOFR/PRIME floor rate plus a spread at July 31, 2023.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	Defaulted.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of July 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $555,073 and gross unrealized depreciation of investments was $(1,989,307), resulting in net unrealized depreciation of $(1,434,234).

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

NZD – New Zealand Dollar

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

AB Short Duration Income Portfolio

July 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$31,041,886	$—	$31,041,886
Corporates - Investment Grade	250,000	27,404,636	—	27,654,636
Collateralized Mortgage Obligations	—	8,164,198	—	8,164,198
Corporates - Non-Investment Grade	—	6,113,794	—	6,113,794
Collateralized Loan Obligations	—	4,958,200	—	4,958,200
Asset-Backed Securities	—	3,775,406	—	3,775,406
Governments - Sovereign Agencies	—	3,601,865	—	3,601,865
Commercial Mortgage-Backed Securities	—	1,958,966	—	1,958,966
Bank Loans	—	892,867	167,217	1,060,084
Emerging Markets - Corporate Bonds	—	25,165	—	25,165
Common Stocks	20,501	—	—	20,501
Short-Term Investments	4,372,588	—	—	4,372,588

Total Investments in Securities	4,643,089	87,936,983	167,217	92,747,289
Other Financial Instruments(a):
Assets:
Futures	87,962	—	—	87,962
Forward Currency Exchange Contracts	—	534	—	534
Centrally Cleared Credit Default Swaps	—	278,636	—	278,636
Liabilities:
Futures	(112,282)	—	—	(112,282)
Forward Currency Exchange Contracts	—	(55,666)	—	(55,666)
Centrally Cleared Credit Default Swaps	—	(54,889)	—	(54,889)
Credit Default Swaps	—	(196,759)	—	(196,759)

Total	$4,618,769	$87,908,839	$167,217	$92,694,825

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$921	$57,236	$53,784	$4,373	$43